Pension - Benefit Obligation in Excess of Plan Assets (Details) $ in Millions	Apr. 24, 2026 USD ($)
Plans with accumulated benefit obligations in excess of plan assets
Accumulated benefit obligation	$ 48
Plan assets at fair value	34
Plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	52
Plan assets at fair value	$ 34